PROFIT/(LOSS) PER SHARE (Schedule of Diluted Earnings Per ADS Share Calculation) (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Basic earnings per share denominator	83,606,810	83,606,810	83,606,810
Issuable on exercise of options and warrants	4,648,586	3,154,668	0
Issuable on conversion of exchangeable notes	18,263,254	18,263,254	18,263,254
Diluted earnings per share denominator	106,518,650	105,024,732	101,870,064
American depositary share [Member]
Disclosure of classes of share capital [line items]
Basic earnings per share denominator	20,901,703	20,901,703	20,901,703
Issuable on exercise of options and warrants	1,162,146	788,666	0
Issuable on conversion of exchangeable notes	4,565,814	4,565,814	4,565,814
Diluted earnings per share denominator	26,629,663	26,256,183	25,467,517